Quarterly Information - Schedule of Quarterly Information (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 5,092,328	$ 5,170,117	$ 5,174,769	$ 4,815,179	$ 3,956,538	$ 4,290,236	$ 4,245,772	$ 3,715,576	$ 20,252,393	$ 16,208,122	$ 16,439,276
Gross margin	520,568	578,964	709,625	760,250	443,426	682,236	585,260	314,985
Net earnings	395,094	266,105	341,724	377,648	175,185	331,365	271,369	122,497	1,380,571	900,416	193,030
Net earnings attributable to Nucor stockholders	$ 383,891	$ 254,850	$ 323,048	$ 356,899	$ 159,639	$ 305,447	$ 243,620	$ 87,565	$ 1,318,688	$ 796,271	$ 80,724
Basic	$ 1.20	$ 0.79	$ 1.00	$ 1.11	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ 4.11	$ 2.48	$ 0.25
Diluted	$ 1.20	$ 0.79	$ 1.00	$ 1.11	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ 4.10	$ 2.48	$ 0.25